Summary of Significant Accounting Policies: Accounting Standards Updates Pending Adoption (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires companies to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements.  ASU 2013-02 is effective for periods beginning after December 15, 2012, with early adoption permitted.   The Company is currently evaluating the impact of adopting ASU 2013-02.